TAXES BASED ON INCOME - Unrecognized Tax Benefits (Details) - USD ($) $ in Millions	Jan. 02, 2021	Dec. 28, 2019	Dec. 29, 2018
Taxes Based on Income
Unrecognized tax benefits	$ 72.0	$ 69.9	$ 80.8
Unrecognized tax benefits, if recognized, would reduce annual effective income tax rate	63.0	61.0
Accrued interest and penalties for uncertain tax positions, net of tax benefit	$ 22.0	$ 22.0